INCOME TAXES (Detail) (USD $)	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
Current:
U.S. Federal	$ 264,533,000	$ 231,359,000	$ 216,620,000
State	34,034,000	30,671,000	26,303,000
Foreign	7,759,000	5,334,000	5,783,000
Total current	306,326,000	267,364,000	248,706,000
Deferred:
U.S. Federal	8,756,000	1,080,000	4,443,000
State	873,000	(194,000)	225,000
Foreign	171,000	181,000
Total deferred	9,800,000	1,067,000	4,668,000
Total provision for income taxes	316,126,000	268,431,000	253,374,000
Deferred tax liabilities:
Goodwill and intangible assets	(168,167,000)	(80,131,000)
Tax over book depreciation and basis differences	(85,623,000)	(95,902,000)
Other, net	(30,252,000)	(31,261,000)
Deferred tax assets:
Pension and post-retirement benefits	152,392,000	132,342,000
Employee compensation related liabilities	101,706,000	97,513,000
Marketing and promotional accruals	28,703,000	26,920,000
Other accruals not currently deductible	13,010,000	3,704,000
Other, net	51,082,000	45,444,000
Net deferred tax assets	62,851,000	98,629,000
Reconciliation of the statutory federal income tax rate to the effective tax rate
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State taxes on income, net of federal tax benefit (as a percent)	2.80%	2.70%	2.50%
Domestic production activities deduction (as a percent)	(2.70%)	(2.40%)	(2.60%)
All other, net (as a percent)	(0.80%)	(1.70%)	(1.50%)
Effective tax rate (as a percent)	34.30%	33.60%	33.40%
Undistributed earnings of foreign subsidiaries and joint ventures	88,300,000
Income taxes paid	285,800,000	226,200,000	226,700,000
Changes in unrecognized tax benefits
Balance at the beginning of the period	20,085,000	22,131,000
Tax positions related to the current period
Increases	4,693,000	4,353,000
Decreases	(670,000)
Tax positions related to prior periods:
Increases	4,455,000	3,091,000
Decreases	(3,245,000)	(4,738,000)
Settlements	(573,000)	(1,173,000)
Decreases related to a lapse of applicable statute of limitations	(2,137,000)	(3,579,000)
Balance at the end of the period	22,608,000	20,085,000	22,131,000
Unrecognized tax benefits including interest and penalties	25,400,000
Portion of unrecognized tax benefit including interest and penalties, that if recognized, would impact effective tax rate	16,800,000
Interest and penalties expense related to uncertain tax positions recognized in income tax expense	(100,000)
Accrued interest and penalties, associated with unrecognized tax benefits	$ 2,800,000